UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22709
First Trust Exchange-Traded Fund V
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Managed Futures Strategy Fund
FMF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$98(1)	0.96%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.04% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.18% for the same Period.
The underperformance was the result of the Fund’s active management of its long and short futures positions during the Period.
The overall economic backdrop during the Period was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product (“GDP”) growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis.
  The year-over-year consumer price index (“CPI”) declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025.

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the S&P 500® Index from mid-February through the first week of April, with the index declining by approximately 19% over that timeframe. For the full year, the S&P 500® Index rose 17.88% percent, while the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the fiscal period, as rising unemployment and weakening consumer confidence weighed on the market.
Commodities, as measured by the Bloomberg Commodity Index, had a strong year with a return of 15.77%. Performance was driven primarily by three sectors: precious metals (80.15%), livestock (22.66%), and industrial metals (21.37%). Offsetting some of this strength were more modest gains in soft commodities, which consist of cocoa, cotton, coffee and sugar (2.80%), a decline in agriculture (-2.29%), and weakness in energy (-10.41%.)
The Fund’s three most profitable sectors during the Period were precious metals futures, livestock futures, and agricultural futures. Within the precious metals sector, silver and gold were both additive to returns, as silver prices appreciated 138.6% (Bloomberg Silver Index) and gold prices rose 62.5% (Bloomberg Gold Index) during the Period. Feeder cattle and live cattle were the primary drivers of positive returns for the livestock sector, as feeder cattle prices increased 41.2% while live cattle prices went up 31.5% for the Period. Agricultural sector returns for the Fund were most influenced by three positions that were, on average, held short during the Period: Kansas wheat, soybean meal, and composite wheat. Prices for these commodities declined by 15.9%, 12.7%, and 16.6%, respectively, during the Period.
The three least profitable sectors during the Period were energy futures, bond futures, and industrial metals futures. Natural gas was a large source of the underperformance in the energy sector, as choppy returns during the Period negatively affected the Fund’s positioning on both the long and short sides. Bond futures were a broad detractor in the Period, with 11 of the 12 positions held by the Fund contributing negatively. The general uncertainty in the market, particularly with fluctuating U.S. tariffs and a lack of consensus regarding economic conditions, created challenging conditions for bond markets that proved difficult for the Fund’s investment strategy to navigate. Finally, the underperformance of the industrial metals sector was largely due to exposure to nickel. In the latter part of December, Indonesia announced a cut to mining output quotas. Although the exact quota was not specified, nickel prices spiked, and the Fund’s short position was negatively impacted.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Managed Futures Strategy Fund	4.04%	4.31%	1.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
S&P 500® Index	17.88%	14.42%	14.82%
Visit www.ftportfolios.com/etf/FMF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$206,302,293
Total number of portfolio holdings	73
Total advisory fee paid	$1,611,749
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	18.3%
U.S. Treasury Bills	28.5%
Money Market Funds	45.8%
Net Other Assets and Liabilities(1)	7.4%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Futures Strategy Fund (FMF)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund V (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,000 for the fiscal year ended 2024 and $26,000 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $15,500 for the fiscal year ended 2024 and $14,000 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $15,500 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2025 were $14,000 for the Registrant, $28,620 for the Registrant’s investment advisor and $32,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund V

First Trust Managed Futures Strategy Fund (FMF)

Table of Contents
First Trust Managed Futures Strategy Fund (FMF)
Annual Consolidated Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Managed Futures Strategy Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
December 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 18.3%
$31,000,000	U.S. Treasury Note	0.75%	03/31/26	$30,797,759
7,000,000	U.S. Treasury Note	0.88%	06/30/26	6,909,234
	Total U.S. Government Bonds and Notes			37,706,993
	(Cost $37,636,216)
U.S. TREASURY BILLS — 28.5%
20,000,000	U.S. Treasury Bill	(a)	01/13/26	19,978,619
8,000,000	U.S. Treasury Bill	(a)	01/22/26	7,984,230
20,000,000	U.S. Treasury Bill	(a)	02/03/26	19,937,754
11,000,000	U.S. Treasury Bill	(a)	02/12/26	10,955,096
	Total U.S. Treasury Bills			58,855,699
	(Cost $58,839,423)

Shares	Description	Value
MONEY MARKET FUNDS — 45.8%
47,250,167	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	47,250,167
47,250,167	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	47,250,167
	Total Money Market Funds	94,500,334
	(Cost $94,500,334)

	Total Investments — 92.6%	191,063,026
	(Cost $190,975,973)
	Net Other Assets and Liabilities — 7.4%	15,239,267
	Net Assets — 100.0%	$206,302,293
Futures Contracts at December 31, 2025 (See Note 2C - Futures Contracts in the Notes to Consolidated Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
3 Month SOFR Futures	85	Jun-2027	$20,588,062	$(1,378)
Australian Dollar Currency Futures	159	Mar-2026	10,610,070	49,990
Brazilian Real Currency Futures	787	Jan-2026	14,228,960	125,920
CAC 40® 10 Euro Index Futures	35	Jan-2026	3,353,899	2,623
Canada 10-Year Bond Futures	44	Mar-2026	3,876,026	(40,327)
Cattle Feeder Futures	31	Mar-2026	5,352,538	148,722
CBOE Volatility Index Futures	72	Feb-2026	1,334,448	345
Coffee “C” Futures	29	Mar-2026	3,792,656	(330,962)
Copper Futures	18	Mar-2026	2,556,900	92,520
DJIA Mini E-CBOT Futures	14	Mar-2026	3,383,520	(39,935)
ECX Emission Futures	47	Dec-2026	4,825,824	22,968
Euro FX Currency Futures	12	Mar-2026	1,767,000	(6,600)
Euro STOXX 50® Futures	72	Mar-2026	4,942,321	27,516
Euro-BOBL Futures	28	Mar-2026	3,822,310	(16,205)
Euro-Bund Futures	19	Mar-2026	2,848,482	(21,500)
FTSE 100 Index Futures	65	Mar-2026	8,709,949	178,454
FTSE MIB Index Futures	34	Mar-2026	9,000,858	178,727
Gasoline RBOB Futures	83	Jan-2026	5,978,490	(242,369)
Gold 100 Oz. Futures	22	Feb-2026	9,550,420	461,000
IBEX 35 Index Futures	68	Jan-2026	13,808,654	244,331
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
December 31, 2025
Futures Contracts at December 31, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Lean Hogs Futures	66	Apr-2026	$2,373,360	$19,590
Live Cattle Futures	41	Feb-2026	3,798,240	121,600
LME Aluminium Futures	136	Mar-2026	10,181,198	516,162
LME Zinc Futures	39	Mar-2026	3,040,947	(6,243)
Long Gilt Futures	15	Mar-2026	1,847,426	(7,488)
Low Sulphur Gasoil “G” Futures	63	Feb-2026	3,906,000	90,762
Mexican Peso Currency Futures	966	Mar-2026	26,622,960	223,240
MSCI EAFE Index Futures	22	Mar-2026	3,192,310	21,040
MSCI EMGMKT Index Futures	14	Mar-2026	987,980	7,979
NIKKEI 225 (OSE) Futures	16	Mar-2026	5,148,110	(34,744)
NY Harbor ULSD Futures	23	Jan-2026	2,049,369	(104,320)
OMXS 30 Index Futures	159	Jan-2026	5,000,215	76,627
Russell 2000 E-mini Futures	28	Mar-2026	3,497,200	(139,130)
S&P 500 E-Mini Futures	8	Mar-2026	2,757,000	13,664
S&P TSX 60 IX Futures	39	Mar-2026	10,580,904	28,681
Silver Futures	14	Mar-2026	4,942,210	968,151
Soybean Futures	25	Mar-2026	1,309,375	(74,849)
TOPIX Index Futures	33	Mar-2026	7,191,362	64,945
U.S. 2-Year Treasury Notes	92	Mar-2026	19,208,594	(10,300)
U.S. 5-Year Treasury Notes	115	Mar-2026	12,570,039	(46,173)
U.S. 10-Year Treasury Notes	81	Mar-2026	9,107,438	(56,170)
U.S. Treasury Long Bond Futures	22	Mar-2026	2,543,063	(13,402)
			$276,186,687	$2,493,462

Futures Contracts Short
Canadian Dollar Currency Futures	199	Mar-2026	$(14,550,880)	$(133,987)
Canola Futures	657	Mar-2026	(5,767,029)	203,766
CBOE Volatility Index Futures	138	May-2026	(2,877,259)	(11,019)
Cocoa Futures	75	Mar-2026	(4,548,750)	(240,532)
Corn Futures	117	Mar-2026	(2,575,463)	19,775
Cotton No. 2 Futures	562	Mar-2026	(18,059,870)	374,379
DAX MINI Index Futures	8	Mar-2026	(1,160,626)	(5,635)
Euro-Schatz Futures	329	Mar-2026	(41,289,322)	44,107
Japan 10-Year Bond Futures	36	Mar-2026	(30,431,307)	224,463
Japanese Yen Currency Futures	326	Mar-2026	(26,155,387)	339,911
Kansas City Hard Red Winter Wheat Futures	511	Mar-2026	(13,151,862)	448,860
LME Lead Futures	182	Mar-2026	(9,134,990)	(68,581)
LME Nickel Futures	124	Mar-2026	(12,379,364)	(1,535,530)
Natural Gas Futures	128	Feb-2026	(4,006,400)	321,498
New Zealand Dollar Currency Futures	33	Mar-2026	(1,903,440)	12,124
Soybean Meal Futures	123	Mar-2026	(3,682,620)	95,024
Soybean Oil Futures	113	Mar-2026	(3,292,368)	8,790
Sugar #11 (World) Futures	221	Feb-2026	(3,715,275)	(55,636)
Swiss Franc Currency Futures	34	Mar-2026	(5,400,688)	(39,834)
TTF Natural Gas Futures	35	Jan-2026	(778,389)	(22,141)
Ultra U.S. Treasury Bond Futures	24	Mar-2026	(2,832,000)	27,225
Wheat Futures	364	Mar-2026	(9,227,400)	594,736
WTI Crude Futures	104	Jan-2026	(5,971,680)	248,207
			$(222,892,369)	$849,970
		Total	$53,294,318	$3,343,432

See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
December 31, 2025
(a)	Zero coupon security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Consolidated Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$37,706,993	$—	$37,706,993	$—
U.S. Treasury Bills	58,855,699	—	58,855,699	—
Money Market Funds	94,500,334	94,500,334	—	—
Total Investments	191,063,026	94,500,334	96,562,692	—
Futures Contracts*	6,648,422	6,648,422	—	—
Total	$197,711,448	$101,148,756	$96,562,692	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(3,304,990)	$(3,304,990)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$191,063,026
Due from broker foreign currency	1,729,019
Cash segregated as collateral	15,822,832
Receivables:
Dividends	365,608
Interest	59,572
Capital shares sold	703
Total Assets	209,040,760

LIABILITIES:
Payables:
Capital shares redeemed	2,343,332
Variation margin	226,399
Investment advisory fees	168,736
Total Liabilities	2,738,467
NET ASSETS	$206,302,293

NET ASSETS consist of:
Paid-in capital	$206,593,184
Par value	44,020
Accumulated distributable earnings (loss)	(334,911)
NET ASSETS	$206,302,293
NET ASSET VALUE, per share	$46.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,402,000
Investments, at cost	$190,975,973
Foreign currency, at cost (proceeds)	$1,824,228
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Interest	$4,378,990
Dividends	2,655,688
Total investment income	7,034,678

EXPENSES:
Investment advisory fees	1,611,749
Other expenses	11,867
Total expenses	1,623,616
NET INVESTMENT INCOME (LOSS)	5,411,062

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Futures contracts	1,844,422
Foreign currency transactions	(308,225)
Net realized gain (loss)	1,536,197
Net change in unrealized appreciation (depreciation) on:
Investments	8,139
Futures contracts	1,103,929
Foreign currency translation	(204,570)
Net change in unrealized appreciation (depreciation)	907,498
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,443,695
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,854,757
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$5,411,062	$6,573,727
Net realized gain (loss)	1,536,197	4,581,858
Net change in unrealized appreciation (depreciation)	907,498	2,905,262
Net increase (decrease) in net assets resulting from operations	7,854,757	14,060,847

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(10,747,776)	(7,418,014)
Return of capital	(157,220)	(50,507)
Total distributions to shareholders	(10,904,996)	(7,468,521)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	78,071,751	129,360,173
Cost of shares redeemed	(21,182,606)	(124,366,073)
Net increase (decrease) in net assets resulting from shareholder transactions	56,889,145	4,994,100
Total increase (decrease) in net assets	53,838,906	11,586,426

NET ASSETS:
Beginning of period	152,463,387	140,876,961
End of period	$206,302,293	$152,463,387

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,202,000	3,052,000
Shares sold	1,650,000	2,700,000
Shares redeemed	(450,000)	(2,550,000)
Shares outstanding, end of period	4,402,000	3,202,000
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.62	$46.16	$47.50	$45.20	$44.95
Income from investment operations:
Net investment income (loss)	1.50 (a)	1.91 (a)	1.81 (a)	0.44 (a)	(0.43)
Net realized and unrealized gain (loss)	0.38	1.86	(1.73)	2.05 (b)	2.17
Total from investment operations	1.88	3.77	0.08	2.49	1.74
Distributions paid to shareholders from:
Net investment income	(2.59)	(2.29)	(1.42)	(0.19)	(1.49)
Net realized gain	—	(0.00) (c)	—	—	—
Return of capital	(0.04)	(0.02)	—	—	—
Total distributions	(2.63)	(2.31)	(1.42)	(0.19)	(1.49)
Net asset value, end of period	$46.87	$47.62	$46.16	$47.50	$45.20
Total return (d)	4.04%	8.17%	0.13%	5.52%	3.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$206,302	$152,463	$140,877	$204,326	$65,636
Ratio of total expenses to average net assets	0.96% (e) (f)	0.95% (e)	0.95%	0.95%	0.96% (g)
Ratio of net expenses to average net assets excluding interest expense	0.96% (e) (f)	0.95% (e)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	3.19% (e)	3.96% (e)	3.77%	0.89%	(0.96)%
Portfolio turnover rate (h)	10%	42%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.95%.
(g)	Ratio reflects interest expense of 0.01% for the period ended December 31, 2021, paid on futures margin accounts which is not covered under the annual unitary management fee.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund V (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Managed Futures Strategy Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMF” on NYSE Arca, Inc. and commenced operations on August 1, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks to provide investors with positive returns. Under normal market conditions, the Fund and a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the “Subsidiary”), organized under the laws of the Cayman Islands, invest significantly in a portfolio of exchange-listed futures (collectively, “Futures Instruments”). The Fund expects to gain exposure to these investments directly and by investing in the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. As of December 31, 2025, the Fund invested 20.60% of the Fund’s total assets in the Subsidiary.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the end of the day settlement price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed futures contracts across all market sectors, including commodities, currencies, equity indexes, and global debt, including U.S. Treasuries. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index or global debt) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index, or global debt) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
 1)
Exchange-listed commodity futures contracts — Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.
 2)
Index futures contracts — An index futures contract is a bilateral agreement pursuant to which two parties agree to take

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.
 3)
Currency futures contracts — Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency futures contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract’s delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.
 4)
Global debt futures contracts — A global debt futures contract is an agreement for the purchase or sale of government-issued bonds at a specified price and a predetermined date in the future. The market price of debt instruments is inversely proportional to interest rates, and debt futures can be used to hedge against interest rate fluctuations.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Consolidated Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included as “Variation margin” payable and/or receivable on the Consolidated Statement of Assets and Liabilities.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.
D. Cash and Foreign Currency
The Fund holds assets equal to or greater than the full notional exposure of the future contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. The Fund also has restricted foreign currency held for margin requirements. At December 31, 2025, the Fund had restricted cash held of $15,822,832, which is included in “Cash segregated as collateral” on the Consolidated Statement of Assets and Liabilities. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, futures contracts and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of futures contracts and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Consolidated Statement of Operations. Unrealized gains and losses on futures contracts which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on futures contracts” on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on foreign currency transactions and interest and dividends received as shown in “Net realized gain (loss) on foreign currency transactions.” The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$10,747,776	$7,410,266
Capital gains	—	7,748
Return of capital	157,220	50,507
As of December 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	3,679,227
Net unrealized appreciation (depreciation)	(334,967)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, the Fund had no non-expiring capital loss carryforwards available for federal income tax purposes.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) and net unrealized appreciation (depreciation)) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss). These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for the Fund were as follows:

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$1,536,197	$(1,536,197)	$—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$194,655,200	$1,417,729	$(1,666,471)	$(248,742)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees, if any, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Subsidiary does not pay First Trust a separate management fee.
Pursuant to a contractual agreement between First Trust and the Trust, on behalf of the Fund, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that, the investment companies are advised by First

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Investment Management Agreement; however, it is expected to remain in place at least until May 1, 2027.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2025, were $6,686,391 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2025 were $44,000,000 and $0, respectively.
For the fiscal year ended December 31, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity Risk	Unrealized appreciation on futures contracts*	$4,756,510	Unrealized depreciation on futures contracts*	$2,681,163
Futures contracts	Currency Risk	Unrealized appreciation on futures contracts*	751,185	Unrealized depreciation on futures contracts*	180,421
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	844,932	Unrealized depreciation on futures contracts*	230,463
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	295,795	Unrealized depreciation on futures contracts*	212,943

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Consolidated Portfolio of Investments.
Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$3,712,987
Net change in unrealized appreciation (depreciation) on futures contracts	331,678
Currency Risk Exposure
Net realized gain (loss) on futures contracts	(696,818)
Net change in unrealized appreciation (depreciation) on futures contracts	(996,253)
Equity Risk Exposure
Net realized gain (loss) on futures contracts	1,043,506
Net change in unrealized appreciation (depreciation) on futures contracts	2,132,557
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	(2,215,253)
Net change in unrealized appreciation (depreciation) on futures contracts	(364,053)
The average notional value of futures contracts outstanding during the fiscal year ended December 31, 2025, which is indicative of the volume of this derivative type, was $416,751,366.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of First Trust Managed Futures Strategy Fund (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund V, as of December 31, 2025, the related consolidated statement of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund V (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 approved a proposal to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). The results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	2,486,703 6,177
Thomas J. Driscoll** Votes For Votes Withheld	2,486,995 5,885
Richard E. Erickson* Votes For Votes Withheld	2,483,453 9,427
Thomas R. Kadlec* Votes For Votes Withheld	2,484,098 8,782
Denise M. Keefe*** Votes For Votes Withheld	2,486,462 6,418
Robert F. Keith* Votes For Votes Withheld	2,483,865 9,015
Niel B. Nielson* Votes For Votes Withheld	2,482,525 10,355
Bronwyn Wright*** Votes For Votes Withheld	2,442,470 50,410

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Managed Futures Strategy Fund (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund

Other Information (Continued)
First Trust Managed Futures Strategy Fund (FMF)
December 31, 2025 (Unaudited)
Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $248,676. This figure is comprised of $11,136 paid (or to be paid) in fixed compensation and $237,540 paid (or to be paid) in variable compensation. There were a total of 25 beneficiaries of the remuneration described above. Those amounts include $39,740 paid (or to be paid) to senior management of First Trust Advisors L.P. and $208,936 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended December 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2025 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 9, 2026

* Print the name and title of each signing officer under his or her signature.